INCOME TAXES (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current	$ 1,981	$ 1,433	$ 1,386
Deferred	(970)	(150)	(589)
Total taxes on income	1,011	1,283	797
Israeli [Member]
Current	164	105	109
Deferred		(1)	88
Non-Israeli [Member]
Current	1,817	1,328	1,277
Deferred	$ (970)	$ (149)	$ (677)